Indebtedness (Schedule Of Maturities Of Long Term Debt And Operating Lease Payments) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 1,181	$ 1,565
Long-term Debt, Maturities, Repayments of Principal in Year Two	1,482	1,469
Long-term Debt, Maturities, Repayments of Principal in Year Three	773	764
Long-term Debt, Maturities, Repayments of Principal in Year Four	1,828	1,817
Long-term Debt, Maturities, Repayments of Principal in Year Five	545	534
Principal Not Subject To Compromise
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	1,004	1,388
Long-term Debt, Maturities, Repayments of Principal in Year Two	870	857
Long-term Debt, Maturities, Repayments of Principal in Year Three	768	758
Long-term Debt, Maturities, Repayments of Principal in Year Four	1,762	1,751
Long-term Debt, Maturities, Repayments of Principal in Year Five	503	492
Principal Subject To Compromise
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	177	177
Long-term Debt, Maturities, Repayments of Principal in Year Two	612	612
Long-term Debt, Maturities, Repayments of Principal in Year Three	5	6
Long-term Debt, Maturities, Repayments of Principal in Year Four	66	66
Long-term Debt, Maturities, Repayments of Principal in Year Five	$ 42	$ 42